Loans and Allowance for Credit Losses, Loans by Credit Impairment Methodology (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Total allowance for credit losses	$ 19,713	$ 10,456	$ 10,707	$ 11,960	$ 12,540	$ 12,512
Loans	887,637	962,265	953,110	956,770	967,604
Not purchased credit deteriorated [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for credit losses, collectively evaluated		9,142
Allowance for credit losses, individually evaluated		1,314
Recorded investment in loans, collectively evaluated		948,667
Recorded investment in loans, individually evaluated		13,030
Purchase credit deteriorated [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Total allowance for credit losses		0
Loans		568
Total Commercial [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Total allowance for credit losses	11,516	6,245	6,417
Loans	478,417	515,719	513,405	503,388	506,536
Total Commercial [Member] | Not purchased credit deteriorated [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for credit losses, collectively evaluated		5,778
Allowance for credit losses, individually evaluated		467
Recorded investment in loans, collectively evaluated		512,586
Recorded investment in loans, individually evaluated		3,133
Total Commercial [Member] | Purchase credit deteriorated [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Total allowance for credit losses		0
Loans		0
Total Consumer [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Total allowance for credit losses	8,197	4,211	4,290
Loans	$ 409,220	446,546	$ 439,705	$ 453,382	$ 461,068
Total Consumer [Member] | Not purchased credit deteriorated [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for credit losses, collectively evaluated		3,364
Allowance for credit losses, individually evaluated		847
Recorded investment in loans, collectively evaluated		436,081
Recorded investment in loans, individually evaluated		9,897
Loans		445,978
Total Consumer [Member] | Purchase credit deteriorated [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Total allowance for credit losses		0
Loans		$ 568